Summary of Principal Accounting Policies (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Advertising expenses
Advertising expenses	$ 51,936,863	$ 31,146,070	$ 18,785,709
Foreign currency translation
Exchange loss	379,530	1,051,883	1,453,940
Government subsidies
Cash subsidies	6,475,023	6,180,360	4,080,900
Allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits
Movement of the allowance for doubtful accounts for accounts receivable and customer deposits
Balance at the beginning of the period	14,811,322	18,836,275	13,799,920
Provisions for doubtful accounts	27,297,288	9,513,951	5,623,888
Write offs	(5,633,500)	(14,380,877)	(1,084,209)
Changes due to foreign exchange	62,707	841,973	496,676
Balance at the end of the period	$ 36,537,817	$ 14,811,322	$ 18,836,275